Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	543
Due from 1 to 5 years, amortized cost	1,702
Due from 5 to 10 years, amortized cost	475
Due after 10 years, amortized cost	89
Total, amortized cost	2,809
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	547
Due from 1 to 5 years, fair value	1,760
Due from 5 to 10 years, fair value	491
Due after 10 years, fair value	88
Total, fair value	2,886
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	1.43%
Due from 1 to 5 years, average yield (as a percent)	2.11%
Due from 5 to 10 years, average yield (as a percent)	2.13%
Due after 10 years, average yield (as a percent)	1.46%
Total, average yield (as a percent)	1.96%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	386
Due from 1 to 5 years, amortized cost	1,012
Due from 5 to 10 years, amortized cost	100
Total, amortized cost	1,498
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	388
Due from 1 to 5 years, fair value	1,038
Due from 5 to 10 years, fair value	100
Total, fair value	1,526
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	1.13%
Due from 1 to 5 years, average yield (as a percent)	2.01%
Due from 5 to 10 years, average yield (as a percent)	2.62%
Total, average yield (as a percent)	1.82%